Private Placement Warrants (Details) - Schedule of change in fair value of warrant liability - Warrant Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Placement Warrants (Details) - Schedule of change in fair value of warrant liability [Line Items]
Estimated fair value at Beginning	$ 24	$ 833
Warrant liability assumed from the Business Combination
Change in estimated fair value	62	(809)
Estimated fair value at Ending	$ 86	$ 24